General Company Information (Tables)	12 Months Ended
Dec. 31, 2022
General Company Information [Abstract]
Schedule group’s principal subsidiaries
	Place of	Ownership interests held by:
	business/country	The Group			Non-controlling interests			Principal
Name of entity	of incorporation	2022	2021	2020	2022	2021	2020	activities
Procaps S.A.	Colombia	100%	100%	100%	—%	—%	—%	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products.
C.I. Procaps S.A.	Colombia	100%	100%	100%	—%	—%	—%
Procaps S.A. de C.V	El Salvador	100%	100%	100%	—%	—%	—%
Softcaps - Colbras	Brazil	100%	100%	100%	—%	—%	—%
Diabetrics Healthcare S.A.S.	Colombia	100%	100%	100%	—%	—%	—%	Diabetes solutions and chronic disease management tool.